UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment			[X]	Amendment Number: 1
This Amendment (Check only one.):	[X] 	is a restatement
					[] 	adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:			PalmerDodge Advisors LLC
Address: 		111 Huntington Avenue
			18th Floor
			Boston, MA 02199

Form 13F File Number:	28-12431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Diostenes R. Medina
Title:	Chief Compliance Officer
Phone:	617-239-0790
Signature,			Place,				and Date of Signing:
Diostenes R. Medina		Boston, MA			February 25, 2013
Report Type (Check on Box):
                              [X]	13F HOLDINGS REPORT
                              []	13F NOTICE
			      []	13F COMBINATION REPORT

Amended to restate number of shares with voting authority to equal shares held.

List of Other Managers Reporting for this Manager:	NONE

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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		59
Form 13F Information Table Value Total:		70471
List of Other Included Managers:		NONE

NAME OF ISSUER	          TITLE OF CLASS	CUSIP	 	VALUE 	SHARES/	SH/	PUT/    INVSTMT	OTHER	   VOTING AUTHORITY
			                               	       (x$1000) PRN AMT	PRN	CALL	DSCRETN	MANAGERS   SOLE	SHARED NONE
3M Co                           COM		88579Y101	627	6754 	SH 		SOLE		   6754
Abbott Laboratories             COM		002824100	2706	41320 	SH 		SOLE		   41320
Air Products & Chemicals Inc    COM		009158106	2154	25640 	SH 		SOLE		   25640
Amgen Inc.                      COM		031162100	236	2735 	SH 		SOLE		   2735
Apache Corp                     COM		037411105	2282	29075 	SH 		SOLE		   29075
Apple Computer Inc              COM		037833100	1906	3581 	SH		SOLE		   3581
AT&T Inc.                       COM		00206R102	142	4220 	SH 		SOLE		   4220
Automatic Data Processing Inc   COM		053015103	2045	35925 	SH 		SOLE		   35925
Baker Hughes Inc                COM		057224107	203	4960 	SH 		SOLE		   4960
Baxter International            COM		071813109	2385	35775 	SH 		SOLE		   35775
Caterpillar Inc                 COM		149123101	108	1200 	SH		SOLE		   1200
Celgene Corp                    COM		151020104	928	11820 	SH		SOLE		   11820
Cerner Corp                     COM		156782104	373	4815 	SH		SOLE		   4815
Church & Dwight Co Inc          COM		171340102	3118	58210 	SH 		SOLE		   58210
Cia De Bebidas Prf Adr    SPONS ADR PFD		20441W203	1431	34080 	SH		SOLE		   34080
CLARCOR Inc                     COM		179895107	1986	41575 	SH 		SOLE		   41575
Coach Inc                       COM		189754104	347	6245 	SH		SOLE		   6245
Coca Cola                       COM		191216100	188	5177 	SH 	 	SOLE		   5177
Disney Walt Co              COM DISNEY		254687106	341	6845 	SH 		SOLE		   6845
Dominion Res Inc                COM		25746U109	1258	24281 	SH 		SOLE		   24281
Du Pont E I De Nemours & Co     COM		263534109	1389	30880 	SH 		SOLE		   30880
Duke Energy Corp.               COM		26441C105	676	10603 	SH 		SOLE		   10603
Emerson Electric Co             COM		291011104	2353	44437 	SH 		SOLE		   44437
Exxon Mobil Corporation         COM		30231G102	2667	30815 	SH 		SOLE		   30815
Fiserv Inc                      COM		337738108	3699	46810 	SH 		SOLE		   46810
General Electric                COM		369604103	647	30836 	SH 		SOLE		   30836
Gentex Corp                     COM		371901109	476	25250 	SH		SOLE		   25250
Google Inc Class A             CL A		38259P508	1327	1876 	SH		SOLE		   1876
Intel Corp                      COM		458140100	610	29605 	SH 		SOLE		   29605
International Business Machine  COM		459200101	811	4236 	SH 		SOLE		   4236
iShares GS Investo     IBOXX INV CPBD  		464287242	185	1525 	SH 		SOLE		   1525
iShares MSCI EAFE Index MSCI EAFE INDEX		464287465	2050	36055 	SH 		SOLE		   36055
Johnson & Johnson               COM		478160104	2566	36605 	SH 		SOLE		   36605
JP Morgan Chase & Co            COM		46625H100	381	8655 	SH 		SOLE		   8655
Medtronic Inc                   COM		585055106	115	2800 	SH 		SOLE		   2800
Microsoft Corp                  COM		594918104	968	36255 	SH 		SOLE		   36255
New Castle Investment Corp REI  COM		65105M108	174	20000 	SH		SOLE		   20000
Oracle Corp                     COM		68389X105	263	7905 	SH		SOLE		   7905
Pepsico                         COM		713448108	4291	62709 	SH 		SOLE		   62709
Pfizer                          COM		717081103	132	5275 	SH		SOLE		   5275
Procter & Gamble Co             COM		742718109	2552	37584 	SH 		SOLE		   37584
Qualcomm Inc                    COM		747525103	3540	57227 	SH 		SOLE		   57227
Royal Dutch Shell B Adrf    SPON ADR B		780259107	403	5680 	SH		SOLE		   5680
S&P 500 Depository Receipts   TR UNIT		78462F103	1811	12717 	SH 		SOLE		   12717
Schlumberger Ltd                COM		806857108	1776	25630 	SH 		SOLE		   25630
Sigma Aldrich Corp              COM		826552101	108	1465 	SH		SOLE		   1465
State Street                    COM		857477103	298	6336 	SH 		SOLE		   6336
Statoil ASA ADR           SPONSORED ADR		85771P102	1060	42325 	SH 		SOLE		   42325
Stryker Corp                    COM		863667101	1534	27975 	SH 		SOLE		   27975
T J X Cos Inc                   COM		872540109	567	13350 	SH		SOLE		   13350
Target Corporation              COM		87612E106	164	2765 	SH 		SOLE		   2765
Teva Pharm Inds Ltd Adrf        ADR		881624209	183	4910 	SH 		SOLE		   4910
Thermo Fisher Scientific	COM		883556102	571	8945	SH		SOLE		   8945
Time Warner Inc               COM NEW		887317303	179	3750 	SH 		SOLE		   3750
Toronto Dominion Bank New     COM NEW		891160509	2421	28710 	SH 		SOLE		   28710
U S Bancorp Del New           COM NEW		902973304	889	27825 	SH 		SOLE		   27825
Union Pacific Corp              COM		907818108	137	1090 	SH 		SOLE		   1090
Walgreen Co                     COM		931422109	1564	42262 	SH 		SOLE		   42262
Xilinx Inc                      COM		983919101	170	4750 	SH 		SOLE		   4750
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